COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	¥ 15,252	$ 2,344
2019	12,460	1,915
2020	12,418	1,909
2021	8,113	1,247
2022	4,100	630
Thereafter	48,175	7,404
Total	¥ 100,518	$ 15,449